Annual Total Returns [BarChart] - iShares 0-5 Year High Yield Corporate Bond ETF - iShares 0-5 Year High Yield Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	0.50%
Annual Return 2015	(3.74%)
Annual Return 2016	12.31%
Annual Return 2017	5.40%
Annual Return 2018	0.43%
Annual Return 2019	9.68%
Annual Return 2020	2.92%